Statement of Changes in Net Assets Available for Benefits - EBP 021 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 1,978
Employer	856
Total Contributions	2,834
Deductions:
Benefits Paid to Participants or Their Beneficiaries	10,955
Total Deductions	10,955
Interest from Notes Receivable from Participants	97
Net Investment Gain from Plan’s Interest in Commingled Trust	8,223
Net Transfers to Other Plans	(23)
Net Increase in Net Assets Available for Benefits During the Year	176
Net Assets Available for Benefits at Beginning of Year	56,618
Net Assets Available for Benefits at End of Year	$ 56,794